Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2015
Variable Interest Entities [Abstract]
VIEs' consolidated assets and liabilities
	June 30, 2015	June 30, 2014
Current assets	$26,547,906	$26,632,362
Plant and equipment, net	41,267,655	34,381,554
Other noncurrent assets	9,489,571	8,421,115
Total assets	77,305,132	69,435,031
Total liabilities	29,529,680	(31,771,827)
Net assets	$47,775,452	$37,663,204

Schedule of VIEs' consolidated liabilities
	June 30, 2015	June 30, 2014
Current liabilities:
Short term loan - banks	$7,972,190	$7,751,250
Accounts payable	1,726,158	1,820,585
Other payables and accrued liabilities	3,711,210	598,888
Other payables - related parties	2,273,869	182,000
Customer deposits	-	402,499
Taxes payable	1,098,093	1,113,617
Capital lease obligations-current	4,615,083	1,610,492
Dividends payable	7,994,125	-
Total current liabilities	29,390,728	13,479,331
Long term liabilities:
Other payables	-	487,500
Other payables - related parties	-	9,801,110
Dividends payable	-	7,935,525
Capital lease obligations-non-current	138,952	68,361
Total long term liabilities	138,952	18,292,496
Total liabilities	$29,529,680	$31,771,827

Schedule of VIEs' operating results
	Years ended June 30,
	2015	2014
Revenue	$46,230,384	$44,456,436
Gross profit	$16,867,399	$16,952,975
Income from operations	$13,964,941	$15,616,442
Net income	$9,786,060	$11,092,208